Investments Gross Unrealized losses by Major Security (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	423	196
Total Fair Value	$ 5,723.4	$ 746.2
Gross Unrealized Losses	(126.0)	(34.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	346	139
Less than 12 Months Fair Value	4,865.9	440.0
Less than 12 Months Unrealized Losses	(87.5)	(10.3)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	77	57
12 Months or Greater Fair Value	857.5	306.2
12 Months or Greater Unrealized Losses	(38.5)	(23.7)
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	392	99
Total Fair Value	5,521.4	628.0
Gross Unrealized Losses	(119.1)	(23.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	319	59
Less than 12 Months Fair Value	4,665.1	339.3
Less than 12 Months Unrealized Losses	(80.6)	(2.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	73	40
12 Months or Greater Fair Value	856.3	288.7
12 Months or Greater Unrealized Losses	(38.5)	(21.6)
Fixed maturities | U.S. government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	29	0
Total Fair Value	1,444.3	0
Gross Unrealized Losses	(16.6)	0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	28	0
Less than 12 Months Fair Value	1,434.6	0
Less than 12 Months Unrealized Losses	(16.3)	0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	1	0
12 Months or Greater Fair Value	9.7	0
12 Months or Greater Unrealized Losses	(0.3)	0
Fixed maturities | State and local government obligations
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	141	44
Total Fair Value	844.2	162.8
Gross Unrealized Losses	(18.4)	(0.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	119	37
Less than 12 Months Fair Value	759.3	123.1
Less than 12 Months Unrealized Losses	(17.1)	(0.5)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	22	7
12 Months or Greater Fair Value	84.9	39.7
12 Months or Greater Unrealized Losses	(1.3)	(0.1)
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	51	8
Total Fair Value	997.6	128.2
Gross Unrealized Losses	(20.4)	(1.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	45	8
Less than 12 Months Fair Value	831.1	128.2
Less than 12 Months Unrealized Losses	(17.8)	(1.0)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	6	0
12 Months or Greater Fair Value	166.5	0
12 Months or Greater Unrealized Losses	(2.6)	0
Fixed maturities | Residential mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	66	28
Total Fair Value	763.5	149.2
Gross Unrealized Losses	(14.1)	(9.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	45	5
Less than 12 Months Fair Value	597.6	40.2
Less than 12 Months Unrealized Losses	(7.9)	(0.6)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	21	23
12 Months or Greater Fair Value	165.9	109.0
12 Months or Greater Unrealized Losses	(6.2)	(8.6)
Fixed maturities | Commercial mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	76	10
Total Fair Value	1,061.9	7.1
Gross Unrealized Losses	(37.8)	(0.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	60	5
Less than 12 Months Fair Value	809.2	2.1
Less than 12 Months Unrealized Losses	(19.7)	0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	16	5
12 Months or Greater Fair Value	252.7	5.0
12 Months or Greater Unrealized Losses	(18.1)	(0.1)
Fixed maturities | Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	25	4
Total Fair Value	287.2	25.0
Gross Unrealized Losses	(2.1)	(0.1)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	22	3
Less than 12 Months Fair Value	233.3	20.8
Less than 12 Months Unrealized Losses	(1.8)	0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	3	1
12 Months or Greater Fair Value	53.9	4.2
12 Months or Greater Unrealized Losses	(0.3)	(0.1)
Fixed maturities | Redeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	4	5
Total Fair Value	122.7	155.7
Gross Unrealized Losses	(9.7)	(12.7)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	0	1
Less than 12 Months Fair Value	0	24.9
Less than 12 Months Unrealized Losses	0	0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	4	4
12 Months or Greater Fair Value	122.7	130.8
12 Months or Greater Unrealized Losses	(9.7)	(12.7)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	31	97
Total Fair Value	202.0	118.2
Gross Unrealized Losses	(6.9)	(10.3)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	27	80
Less than 12 Months Fair Value	200.8	100.7
Less than 12 Months Unrealized Losses	(6.9)	(8.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	4	17
12 Months or Greater Fair Value	1.2	17.5
12 Months or Greater Unrealized Losses	0	(2.1)
Equity securities | Nonredeemable preferred stocks
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	7	0
Total Fair Value	142.3	0
Gross Unrealized Losses	(4.5)	0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	7	0
Less than 12 Months Fair Value	142.3	0
Less than 12 Months Unrealized Losses	(4.5)	0
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	0	0
12 Months or Greater Fair Value	0	0
12 Months or Greater Unrealized Losses	0	0
Equity securities | Common equities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	24	97
Total Fair Value	59.7	118.2
Gross Unrealized Losses	(2.4)	(10.3)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Less than One Year	20	80
Less than 12 Months Fair Value	58.5	100.7
Less than 12 Months Unrealized Losses	(2.4)	(8.2)
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions, Greater than or Equal to One Year	4	17
12 Months or Greater Fair Value	1.2	17.5
12 Months or Greater Unrealized Losses	$ 0	$ (2.1)